UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Becky L. Park

American Funds Corporate Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Corporate Bond Fund® Semi-annual report for the six months ended November 30, 2023

A research-driven
fund focused on
investment-grade
corporate bonds

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

American Funds Corporate Bond Fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are total returns on a $1,000 investment for periods ended December 31, 2023 (the most recent calendar quarter-end):

	Cumulative total return	Average annual total return
	1 year	5 years	Lifetime (since 12/14/12)

Class F-2 shares	7.76%	2.81%	2.83%
Class A shares Reflecting 3.75% maximum sales charge	3.41	1.74	2.34

Class F-2 shares were first offered on July 29, 2016. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.44% for Class F-2 shares and 0.69% for Class A shares as of the prospectus dated August 1, 2023. The expense ratios are restated to reflect current fees. The net expense ratios are 0.43% for Class F-2 shares and 0.68% for Class A shares.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least August 1, 2024. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. Investment results and the net expense ratio shown reflect fee waivers, and or expense reimbursements, without which the results would have been lower and the expenses would have been higher. Refer to the fund’s most recent prospectus for details. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of November 30, 2023, was 5.29% (5.24% without the reimbursement) for Class F-2 shares and 4.82% (4.75% without the reimbursement) for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The Class A share results reflect the 3.75% maximum sales charge.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Corporate Bond Fund for the periods ended November 30, 2023, are shown in the table below, as well as results of the fund’s primary benchmark and its Lipper peer groups.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/BFCAX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

18	Financial statements

22	Notes to financial statements

34	Financial highlights

Results at a glance

For periods ended November 30, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since Class A inception on 12/14/12)[1]

American Funds Corporate Bond Fund (Class F-2 shares)	0.23%	2.79%	–5.00%	2.22%	2.46%
American Funds Corporate Bond Fund (Class A shares)	0.08	2.50	–5.27	1.93	2.33
Bloomberg U.S. Corporate Investment Grade Index[2]	1.19	3.55	–4.51	2.06	2.16
Lipper Corporate Debt Funds BBB-Rated Average[3]	0.55	2.86	–4.72	1.66	1.84
Lipper Corporate Debt Funds A-Rated Average[3]	–1.10	0.82	–5.39	0.98	1.50

Past results are not predictive of results in future periods.

[1]	Lifetime since Class A inception on December 14, 2012.
[2]	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

Since the fund’s inception through July 29, 2016, certain fees, such as 12b-1 fees, were not charged on Class A shares. If these expenses had been deducted, results would have been lower.

American Funds Corporate Bond Fund	1

Investment portfolio November 30, 2023	unaudited

Sector diversification	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	7.92%
AAA/Aaa	.68
AA/Aa	11.68
A/A	34.18
BBB/Baa	38.54
Short-term securities & other assets less liabilities	7.00
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 93.00%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 83.75%
Financials 22.42%
AerCap Ireland Capital DAC 2.45% 10/29/2026	USD	6,913	$6,300
AerCap Ireland Capital DAC 3.30% 1/30/2032		4,880	4,047
AerCap Ireland Capital DAC 3.40% 10/29/2033		1,239	1,003
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,2]		1,452	1,481
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[2]		464	489
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[2]		2,900	2,798
American International Group, Inc. 5.125% 3/27/2033		5,010	4,874
American International Group, Inc. 4.80% 7/10/2045		100	87
American International Group, Inc. 4.375% 6/30/2050		1,000	814
Aon Corp. 2.60% 12/2/2031		1,000	818
Aon Corp. 5.00% 9/12/2032		500	484
Aon Corp. 5.35% 2/28/2033		1,497	1,490
Aon Corp. 3.90% 2/28/2052		500	376
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[2]		2,904	2,812
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[2]		8,116	7,995
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[2]		4,998	5,045
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[2]		13,616	10,698
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]		10,537	10,577
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051)[2]		1,290	851
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]		500	500
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[1,2]		800	715
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[2]		5,085	4,999
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048		313	269
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052		301	236
Berkshire Hathaway, Inc. 4.50% 2/11/2043		125	117

2	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
BlackRock, Inc. 4.75% 5/25/2033	USD	1,138	$1,108
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[1]		1,405	1,432
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[1]		390	400
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]		325	275
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]		1,625	1,317
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]		9,275	8,516
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]		1,500	1,338
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,2]		600	613
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]		3,794	2,910
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]		2,310	2,207
BPCE SA 7.003% 10/19/2034 (USD-SOFR + 2.59% on 10/19/2033)[1,2]		580	598
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]		1,950	1,940
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]		1,530	1,539
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[2]		1,200	1,219
Chubb INA Holdings, Inc. 3.35% 5/3/2026		675	651
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[2]		3,338	3,182
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[2]		5,000	4,130
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[2]		2,588	2,050
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[2]		2,615	2,264
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[2]		2,765	2,853
Corebridge Financial, Inc. 3.65% 4/5/2027		806	757
Corebridge Financial, Inc. 3.90% 4/5/2032		4,893	4,287
Corebridge Financial, Inc. 4.35% 4/5/2042		533	428
Corebridge Financial, Inc. 4.40% 4/5/2052		341	266
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]		3,050	2,893
Deutsche Bank AG 1.447% 4/1/2025 (USD-SOFR + 1.131% on 4/1/2024)[2]		2,020	1,985
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[2]		835	766
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[2]		268	273
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]		4,443	3,973
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[2]		5,225	5,320
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[2]		1,425	1,452
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[2]		975	817
Deutsche Bank AG 3.035% 5/28/2032 (USD-SOFR + 1.718% on 5/28/2031)[2]		1,127	895
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[2]		550	528
Discover Financial Services 7.964% 11/2/2034 (USD-SOFR Index + 3.37% on 11/2/2033)[2]		875	921
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]		1,950	1,753
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[2]		1,730	1,748
Five Corners Funding Trust II 2.85% 5/15/2030[1]		1,000	856
Five Corners Funding Trust III 5.791% 2/15/2033[1]		2,790	2,840
Five Corners Funding Trust IV 5.997% 2/15/2053[1]		500	508
Goldman Sachs Group, Inc. (3-month USD CME Term SOFR + 1.432%) 6.811% 5/15/2026[3]		500	502
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[2]		4,000	3,765
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[2]		4,000	4,142
Goldman Sachs Group, Inc. 2.60% 2/7/2030		27	23
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[2]		3,047	2,364
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]		880	726
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[2]		2,000	1,371
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[2]		1,928	1,419
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[2]		1,600	1,548
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[2]		3,675	3,883
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[2]		849	809
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]		2,544	2,160
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[2]		5,248	4,186
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[2]		450	459
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]		3,375	3,431
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[2]		5,618	5,630
Intercontinental Exchange, Inc. 4.35% 6/15/2029		1,725	1,664
Intercontinental Exchange, Inc. 4.60% 3/15/2033		1,427	1,359
Intercontinental Exchange, Inc. 2.65% 9/15/2040		525	367
Intercontinental Exchange, Inc. 3.00% 6/15/2050		850	559
Intercontinental Exchange, Inc. 4.95% 6/15/2052		1,123	1,041

American Funds Corporate Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Intercontinental Exchange, Inc. 3.00% 9/15/2060	USD	2,049	$1,262
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,2]		375	390
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,2]		1,000	962
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[2]		8,351	8,099
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[2]		12,201	11,651
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[2]		1,116	1,092
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[2]		4,211	3,820
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[2]		2,604	2,371
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[2]		5,000	4,986
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[2]		3,592	3,698
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[2]		3,270	2,572
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[2]		4,025	4,206
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[2]		1,850	1,289
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]		875	869
Lloyds Banking Group PLC 3.75% 1/11/2027		213	201
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[2]		7,000	7,020
Lloyds Banking Group PLC 4.375% 3/22/2028		590	560
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[2]		883	886
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[2]		1,310	1,366
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[2]		2,331	2,091
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033		250	255
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053		1,531	1,561
Mastercard, Inc. 4.85% 3/9/2033		1,514	1,508
Mastercard, Inc. 2.95% 3/15/2051		686	471
MetLife, Inc. 5.375% 7/15/2033		4,634	4,619
MetLife, Inc. 4.60% 5/13/2046		100	88
MetLife, Inc. 5.00% 7/15/2052		230	210
Metropolitan Life Global Funding I 3.60% 1/11/2024[1]		400	399
Metropolitan Life Global Funding I 0.95% 7/2/2025[1]		1,203	1,123
Metropolitan Life Global Funding I 3.45% 12/18/2026[1]		150	142
Metropolitan Life Global Funding I 4.40% 6/30/2027[1]		1,000	964
Metropolitan Life Global Funding I 5.05% 1/6/2028[1]		350	347
Metropolitan Life Global Funding I 3.05% 6/17/2029[1]		250	221
Metropolitan Life Global Funding I 2.95% 4/9/2030[1]		476	411
Metropolitan Life Global Funding I 2.40% 1/11/2032[1]		250	199
Metropolitan Life Global Funding I 5.15% 3/28/2033[1]		1,568	1,532
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[2]		1,871	1,827
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[2]		3,759	3,801
Mizuho Financial Group, Inc. 5.748% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 7/6/2033)[2]		1,680	1,674
Morgan Stanley 2.63% 2/18/2026 (USD-SOFR + 0.94% on 2/18/2025)[2]		101	97
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[2]		3,000	2,721
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[2]		2,300	2,066
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[2]		7,057	6,943
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[2]		627	625
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[2]		2,000	1,533
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[2]		1,341	1,049
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[2]		810	776
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[2]		6,487	6,294
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[2]		5,020	5,321
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[2]		667	485
Münchener Rückversicherungs-Gesellschaft AG 5.875% 5/23/2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[1,2]		1,400	1,376
Nasdaq, Inc. 5.35% 6/28/2028		347	349
Nasdaq, Inc. 5.55% 2/15/2034		2,534	2,534
Nasdaq, Inc. 5.95% 8/15/2053		2,642	2,679
Nasdaq, Inc. 6.10% 6/28/2063		959	978
Nationwide Building Society 3.96% 7/18/2030 (3-month USD-LIBOR + 1.855% on 7/18/2029)[1,2,4]		400	361

4	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[2]	USD	340	$309
NatWest Group PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[2,4]		370	342
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[2]		800	800
New York Life Global Funding 3.00% 1/10/2028[1]		100	92
New York Life Global Funding 1.20% 8/7/2030[1]		1,500	1,163
New York Life Global Funding 1.85% 8/1/2031[1]		250	195
New York Life Global Funding 4.55% 1/28/2033[1]		2,471	2,355
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[1]		1,010	997
PayPal Holdings, Inc. 5.05% 6/1/2052		435	417
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[2]		2,500	2,471
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[2]		2,502	2,485
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[2]		1,057	1,058
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[2]		2,935	2,924
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]		4,008	4,257
PNC Financial Services Group, Inc. 3.40% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.595% on 9/15/2026)[2]		575	442
Prudential Financial, Inc. 3.905% 12/7/2047		350	267
Prudential Financial, Inc. 3.70% 3/13/2051		725	533
Royal Bank of Canada 5.00% 2/1/2033		8,839	8,519
SMBC Aviation Capital Finance DAC 5.70% 7/25/2033[1]		1,500	1,446
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[2]		600	564
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]		3,917	3,778
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026		4,311	4,354
Sumitomo Mitsui Financial Group, Inc. 5.808% 9/14/2033		2,930	2,981
Toronto-Dominion Bank (The) 5.523% 7/17/2028		6,820	6,875
Travelers Companies, Inc. 4.00% 5/30/2047		105	85
Travelers Companies, Inc. 4.05% 3/7/2048		100	81
Travelers Companies, Inc. 2.55% 4/27/2050		452	274
Travelers Companies, Inc. 5.45% 5/25/2053		687	686
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[2]		2,127	2,225
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]		2,947	2,871
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[2]		7,522	7,220
U.S. Bancorp 2.677% 1/27/2033 (USD-SOFR + 1.02% on 1/27/2032)[2]		336	265
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[2]		2,604	2,386
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]		2,629	2,590
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]		2,600	2,350
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]		1,920	1,725
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]		500	408
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[1,2]		2,000	2,020
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]		7,101	6,834
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]		1,540	1,501
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]		8,365	8,740
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]		7,388	6,193
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[2]		1,225	953
Willis North America, Inc. 5.35% 5/15/2033		2,000	1,954
			403,006

Utilities 13.76%
AEP Transmission Co., LLC 3.65% 4/1/2050		25	18
AEP Transmission Co., LLC 2.75% 8/15/2051		476	285
American Electric Power Co., Inc. 1.00% 11/1/2025		650	596
American Transmission Systems, Inc. 2.65% 1/15/2032[1]		685	556
Berkshire Hathaway Energy Co. 4.60% 5/1/2053		415	340
CenterPoint Energy, Inc. 2.65% 6/1/2031		5,389	4,420
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[1]		1,000	921
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[1]		2,500	2,312
Commonwealth Edison Co. 3.125% 3/15/2051		25	17

American Funds Corporate Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Consumers Energy Co. 4.90% 2/15/2029	USD	2,000	$1,989
Consumers Energy Co. 4.625% 5/15/2033		6,575	6,286
Consumers Energy Co. 2.65% 8/15/2052		430	261
DTE Electric Co. 3.65% 3/1/2052		704	511
DTE Energy Co. 3.00% 3/1/2032		1,000	850
Duke Energy Carolinas, LLC 3.20% 8/15/2049		37	25
Duke Energy Carolinas, LLC 5.35% 1/15/2053		1,780	1,689
Duke Energy Corp. 3.50% 6/15/2051		500	340
Duke Energy Florida, LLC 5.875% 11/15/2033		953	987
Duke Energy Florida, LLC 5.95% 11/15/2052		1,075	1,105
Duke Energy Progress, LLC 2.50% 8/15/2050		1,044	596
Edison International 4.125% 3/15/2028		9,493	8,928
Edison International 5.25% 11/15/2028		763	752
Edison International 6.95% 11/15/2029		2,140	2,267
Electricité de France SA 6.90% 5/23/2053[1]		750	775
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]		4,725	5,037
Emera US Finance, LP 2.639% 6/15/2031		7,975	6,299
Entergy Corp. 2.40% 6/15/2031		2,250	1,804
Entergy Louisiana, LLC 1.60% 12/15/2030		475	367
Entergy Louisiana, LLC 2.90% 3/15/2051		501	308
Entergy Texas, Inc. 1.75% 3/15/2031		1,500	1,169
FirstEnergy Corp. 2.05% 3/1/2025		275	263
FirstEnergy Corp. 1.60% 1/15/2026		4,125	3,803
FirstEnergy Corp. 2.65% 3/1/2030		8,442	7,148
FirstEnergy Corp. 2.25% 9/1/2030		8,830	7,190
FirstEnergy Corp. 3.40% 3/1/2050		2,173	1,432
FirstEnergy Corp., Series B, 4.15% 7/15/2027		5,786	5,509
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]		15,625	13,829
Florida Power & Light Co. 5.05% 4/1/2028		3,225	3,233
Florida Power & Light Co. 2.45% 2/3/2032		24	20
Florida Power & Light Co. 5.10% 4/1/2033		631	627
Florida Power & Light Co. 4.80% 5/15/2033		2,847	2,762
Florida Power & Light Co. 2.875% 12/4/2051		999	638
Georgia Power Co. 4.95% 5/17/2033		5,285	5,118
Jersey Central Power & Light Co. 4.30% 1/15/2026[1]		1,085	1,052
Jersey Central Power & Light Co. 2.75% 3/1/2032[1]		250	202
Metropolitan Edison Co. 4.30% 1/15/2029[1]		200	190
MidAmerican Energy Co. 3.15% 4/15/2050		1,000	665
MidAmerican Energy Co. 5.85% 9/15/2054		1,703	1,745
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[1]		3,000	2,841
Mississippi Power Co. 4.25% 3/15/2042		600	481
NextEra Energy Capital Holdings, Inc. 4.90% 2/28/2028		4,980	4,913
NiSource, Inc. 5.40% 6/30/2033		1,575	1,561
Northern States Power Co. 2.25% 4/1/2031		855	702
Northern States Power Co. 2.90% 3/1/2050		250	160
Northern States Power Co. 2.60% 6/1/2051		525	312
Northern States Power Co. 3.20% 4/1/2052		1,330	887
Northern States Power Co. 4.50% 6/1/2052		1,134	962
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032		4,500	4,258
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033[1]		1,600	1,643
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051		1,237	734
Pacific Gas and Electric Co. 3.15% 1/1/2026		2,215	2,088
Pacific Gas and Electric Co. 2.95% 3/1/2026		343	320
Pacific Gas and Electric Co. 2.10% 8/1/2027		2,467	2,178
Pacific Gas and Electric Co. 3.00% 6/15/2028		12,113	10,704
Pacific Gas and Electric Co. 3.75% 7/1/2028		5,603	5,084
Pacific Gas and Electric Co. 4.65% 8/1/2028		1,442	1,348
Pacific Gas and Electric Co. 6.10% 1/15/2029		444	446
Pacific Gas and Electric Co. 4.55% 7/1/2030		3,625	3,332
Pacific Gas and Electric Co. 2.50% 2/1/2031		29,530	23,537
Pacific Gas and Electric Co. 3.25% 6/1/2031		1,200	998
Pacific Gas and Electric Co. 4.40% 3/1/2032		1,891	1,667
Pacific Gas and Electric Co. 5.90% 6/15/2032		791	773
Pacific Gas and Electric Co. 6.15% 1/15/2033		1,101	1,097
Pacific Gas and Electric Co. 6.40% 6/15/2033		2,530	2,562
Pacific Gas and Electric Co. 3.30% 8/1/2040		50	34

6	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 4.95% 7/1/2050	USD	1,828	$1,457
Pacific Gas and Electric Co. 3.50% 8/1/2050		1,286	812
Pacific Gas and Electric Co. 6.70% 4/1/2053		444	449
Progress Energy, Inc. 7.00% 10/30/2031		2,480	2,713
Public Service Company of Colorado 1.90% 1/15/2031		605	481
Public Service Company of Colorado 4.10% 6/15/2048		261	200
Public Service Company of Colorado 3.20% 3/1/2050		1,835	1,205
Public Service Company of Colorado 2.70% 1/15/2051		2,767	1,621
Public Service Company of Colorado 5.25% 4/1/2053		1,010	933
Public Service Electric and Gas Co. 5.20% 8/1/2033		2,850	2,860
Public Service Electric and Gas Co. 2.70% 5/1/2050		419	258
Public Service Electric and Gas Co. 5.125% 3/15/2053		999	955
San Diego Gas & Electric Co. 4.95% 8/15/2028		1,000	997
Southern California Edison Co. 1.20% 2/1/2026		1,134	1,040
Southern California Edison Co. 5.85% 11/1/2027		972	997
Southern California Edison Co. 3.65% 3/1/2028		1,353	1,267
Southern California Edison Co. 5.65% 10/1/2028		6,610	6,730
Southern California Edison Co. 4.20% 3/1/2029		1,845	1,751
Southern California Edison Co. 2.85% 8/1/2029		4,202	3,713
Southern California Edison Co. 2.25% 6/1/2030		1,611	1,336
Southern California Edison Co. 2.50% 6/1/2031		5,000	4,103
Southern California Edison Co. 3.60% 2/1/2045		1,180	840
Southern California Edison Co. 2.95% 2/1/2051		5,037	3,112
Southern California Edison Co. 3.45% 2/1/2052		1,564	1,050
Southwestern Electric Power Co. 3.25% 11/1/2051		2,223	1,393
Union Electric Co. 2.15% 3/15/2032		1,350	1,074
WEC Energy Group, Inc. 5.15% 10/1/2027		3,475	3,480
Wisconsin Power and Light Co. 1.95% 9/16/2031		775	604
Xcel Energy, Inc. 3.35% 12/1/2026		2,490	2,354
Xcel Energy, Inc. 2.60% 12/1/2029		4,000	3,436
Xcel Energy, Inc. 2.35% 11/15/2031		5,464	4,289
Xcel Energy, Inc. 4.60% 6/1/2032		300	281
Xcel Energy, Inc. 5.45% 8/15/2033		5,550	5,498
Xcel Energy, Inc. 3.50% 12/1/2049		1,783	1,221
			247,368

Health care 11.41%
AbbVie, Inc. 4.05% 11/21/2039		1,500	1,290
Amgen, Inc. 5.15% 3/2/2028		4,976	4,989
Amgen, Inc. 3.00% 2/22/2029		3,165	2,884
Amgen, Inc. 4.05% 8/18/2029		1,660	1,580
Amgen, Inc. 2.45% 2/21/2030		1,250	1,074
Amgen, Inc. 5.25% 3/2/2030		3,256	3,274
Amgen, Inc. 2.30% 2/25/2031		1,250	1,036
Amgen, Inc. 4.20% 3/1/2033		3,500	3,225
Amgen, Inc. 5.25% 3/2/2033		10,053	9,955
Amgen, Inc. 5.60% 3/2/2043		2,850	2,791
Amgen, Inc. 3.375% 2/21/2050		125	87
Amgen, Inc. 3.00% 1/15/2052		50	32
Amgen, Inc. 4.875% 3/1/2053		2,438	2,143
Amgen, Inc. 5.65% 3/2/2053		5,937	5,860
Amgen, Inc. 4.40% 2/22/2062		174	137
Amgen, Inc. 5.75% 3/2/2063		3,610	3,536
AstraZeneca Finance, LLC 4.90% 3/3/2030		2,730	2,738
AstraZeneca Finance, LLC 2.25% 5/28/2031		2,613	2,176
AstraZeneca Finance, LLC 4.875% 3/3/2033		307	306
AstraZeneca PLC 3.375% 11/16/2025		177	172
AstraZeneca PLC 0.70% 4/8/2026		2,658	2,419
AstraZeneca PLC 1.375% 8/6/2030		2,594	2,089
Baxter International, Inc. 2.272% 12/1/2028		500	432
Baxter International, Inc. 2.539% 2/1/2032		6,429	5,157
Baxter International, Inc. 3.132% 12/1/2051		456	287
Bayer US Finance, LLC 6.50% 11/21/2033[1]		8,569	8,519
Bayer US Finance, LLC 6.875% 11/21/2053[1]		2,469	2,470
Boston Scientific Corp. 3.45% 3/1/2024		125	124
Boston Scientific Corp. 2.65% 6/1/2030		3,879	3,345
Boston Scientific Corp. 4.70% 3/1/2049		36	32

American Funds Corporate Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bristol-Myers Squibb Co. 5.90% 11/15/2033	USD	1,753	$1,846
Bristol-Myers Squibb Co. 2.55% 11/13/2050		537	322
Bristol-Myers Squibb Co. 3.70% 3/15/2052		558	417
Bristol-Myers Squibb Co. 6.25% 11/15/2053		3,411	3,718
Bristol-Myers Squibb Co. 6.40% 11/15/2063		1,230	1,357
Cencora, Inc. 2.70% 3/15/2031		3,122	2,622
Centene Corp. 2.45% 7/15/2028		6,355	5,513
Centene Corp. 4.625% 12/15/2029		2,470	2,296
Centene Corp. 3.375% 2/15/2030		1,963	1,699
Centene Corp. 3.00% 10/15/2030		4,185	3,496
Centene Corp. 2.50% 3/1/2031		5,015	4,006
Centene Corp. 2.625% 8/1/2031		1,530	1,216
CVS Health Corp. 3.25% 8/15/2029		414	373
CVS Health Corp. 5.125% 2/21/2030		1,700	1,676
CVS Health Corp. 1.75% 8/21/2030		1,415	1,132
CVS Health Corp. 1.875% 2/28/2031		3,295	2,606
CVS Health Corp. 5.25% 2/21/2033		5,024	4,941
CVS Health Corp. 5.30% 6/1/2033		3,200	3,150
CVS Health Corp. 5.05% 3/25/2048		65	57
CVS Health Corp. 5.625% 2/21/2053		1,400	1,327
CVS Health Corp. 5.875% 6/1/2053		2,980	2,920
CVS Health Corp. 6.00% 6/1/2063		503	494
Elevance Health, Inc. 4.10% 5/15/2032		1,287	1,179
Elevance Health, Inc. 4.75% 2/15/2033		2,161	2,083
Elevance Health, Inc. 4.55% 5/15/2052		1,157	980
Elevance Health, Inc. 5.125% 2/15/2053		390	362
Eli Lilly and Co. 3.375% 3/15/2029		5,560	5,250
Eli Lilly and Co. 4.70% 2/27/2033		3,179	3,155
Eli Lilly and Co. 4.875% 2/27/2053		1,387	1,355
Eli Lilly and Co. 4.95% 2/27/2063		388	375
GE HealthCare Technologies, Inc. 5.65% 11/15/2027		700	709
GE HealthCare Technologies, Inc. 5.857% 3/15/2030		1,180	1,203
GE HealthCare Technologies, Inc. 5.905% 11/22/2032		1,740	1,776
GE HealthCare Technologies, Inc. 6.377% 11/22/2052		225	242
Gilead Sciences, Inc. 5.25% 10/15/2033		6,446	6,472
Gilead Sciences, Inc. 2.60% 10/1/2040		622	428
Gilead Sciences, Inc. 2.80% 10/1/2050		362	231
Gilead Sciences, Inc. 5.55% 10/15/2053		1,747	1,765
HCA, Inc. 5.20% 6/1/2028		5,000	4,931
HCA, Inc. 4.125% 6/15/2029		1,000	928
HCA, Inc. 2.375% 7/15/2031		2,455	1,954
Johnson & Johnson 0.95% 9/1/2027		675	593
Johnson & Johnson 1.30% 9/1/2030		1,234	1,005
Johnson & Johnson 2.10% 9/1/2040		625	421
Johnson & Johnson 2.25% 9/1/2050		1,506	927
Kaiser Foundation Hospitals 2.81% 6/1/2041		660	458
Mass General Brigham, Inc. 3.192% 7/1/2049		1,000	676
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033		1,300	1,252
Merck & Co., Inc. 2.15% 12/10/2031		2,000	1,645
Merck & Co., Inc. 4.90% 5/17/2044		377	360
Merck & Co., Inc. 5.00% 5/17/2053		2,575	2,480
Merck & Co., Inc. 5.15% 5/17/2063		1,551	1,510
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		6,050	5,888
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		5,167	5,042
Roche Holdings, Inc. 1.93% 12/13/2028[1]		3,007	2,615
Roche Holdings, Inc. 2.076% 12/13/2031[1]		9,780	7,912
Summa Health 3.511% 11/15/2051		665	442
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027		1,400	1,405
Thermo Fisher Scientific, Inc. 5.086% 8/10/2033		2,593	2,589
Thermo Fisher Scientific, Inc. 5.20% 1/31/2034		222	222
UnitedHealth Group, Inc. 3.75% 7/15/2025		380	372
UnitedHealth Group, Inc. 2.875% 8/15/2029		348	314
UnitedHealth Group, Inc. 4.20% 5/15/2032		2,484	2,343
UnitedHealth Group, Inc. 3.05% 5/15/2041		2,000	1,479
UnitedHealth Group, Inc. 4.25% 6/15/2048		468	390
UnitedHealth Group, Inc. 4.45% 12/15/2048		285	246
UnitedHealth Group, Inc. 3.25% 5/15/2051		2,390	1,682

8	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 4.75% 5/15/2052	USD	2,486	$2,242
UnitedHealth Group, Inc. 4.95% 5/15/2062		530	484
UnitedHealth Group, Inc. 6.05% 2/15/2063		414	448
Zoetis, Inc. 5.60% 11/16/2032		1,025	1,050
			205,213

Industrials 7.82%
Boeing Co. 4.875% 5/1/2025		783	775
Boeing Co. 2.75% 2/1/2026		16,088	15,222
Boeing Co. 2.196% 2/4/2026		2,250	2,104
Boeing Co. 2.70% 2/1/2027		505	467
Boeing Co. 5.04% 5/1/2027		336	334
Boeing Co. 3.25% 2/1/2028		13,627	12,659
Boeing Co. 5.15% 5/1/2030		5,481	5,433
Boeing Co. 3.625% 2/1/2031		974	877
Boeing Co. 5.705% 5/1/2040		1,551	1,530
Boeing Co. 5.805% 5/1/2050		4,096	3,999
Boeing Co. 5.93% 5/1/2060		2,180	2,119
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051		2,000	1,333
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051		1,062	748
Canadian National Railway Co. 5.85% 11/1/2033		400	423
Canadian National Railway Co. 6.125% 11/1/2053		871	966
Canadian Pacific Railway Co. 1.75% 12/2/2026		2,456	2,228
Canadian Pacific Railway Co. 3.10% 12/2/2051		5,351	3,580
Carrier Global Corp. 2.242% 2/15/2025		191	184
Carrier Global Corp. 5.80% 11/30/2025[1]		250	251
Carrier Global Corp. 2.493% 2/15/2027		50	46
Carrier Global Corp. 2.722% 2/15/2030		1,548	1,332
Carrier Global Corp. 2.70% 2/15/2031		60	50
Carrier Global Corp. 5.90% 3/15/2034[1]		1,768	1,820
Carrier Global Corp. 3.377% 4/5/2040		119	89
Carrier Global Corp. 3.577% 4/5/2050		328	234
Carrier Global Corp. 6.20% 3/15/2054[1]		1,918	2,029
CSX Corp. 3.80% 3/1/2028		1,559	1,491
CSX Corp. 4.25% 3/15/2029		1,000	968
CSX Corp. 4.10% 11/15/2032		389	362
CSX Corp. 5.20% 11/15/2033		275	274
CSX Corp. 3.35% 9/15/2049		1,015	707
CSX Corp. 2.50% 5/15/2051		2,079	1,224
CSX Corp. 4.50% 11/15/2052		350	300
General Dynamics Corp. 1.15% 6/1/2026		1,140	1,041
General Dynamics Corp. 3.75% 5/15/2028		703	674
General Dynamics Corp. 3.625% 4/1/2030		969	900
General Dynamics Corp. 2.25% 6/1/2031		203	169
Honeywell International, Inc. 2.30% 8/15/2024		80	78
Honeywell International, Inc. 1.35% 6/1/2025		124	117
Honeywell International, Inc. 1.95% 6/1/2030		1,935	1,622
Honeywell International, Inc. 5.00% 2/15/2033		500	502
Ingersoll-Rand, Inc. 5.40% 8/14/2028		946	949
Ingersoll-Rand, Inc. 5.70% 8/14/2033		479	485
L3Harris Technologies, Inc. 5.40% 7/31/2033		2,124	2,119
Lockheed Martin Corp. 5.10% 11/15/2027		856	869
Lockheed Martin Corp. 1.85% 6/15/2030		176	145
Lockheed Martin Corp. 5.25% 1/15/2033		3,916	4,000
Lockheed Martin Corp. 4.75% 2/15/2034		198	193
Lockheed Martin Corp. 5.70% 11/15/2054		1,212	1,275
Lockheed Martin Corp. 5.20% 2/15/2055		218	213
Lockheed Martin Corp. 5.90% 11/15/2063		236	254
Norfolk Southern Corp. 5.05% 8/1/2030		4,576	4,552
Norfolk Southern Corp. 4.45% 3/1/2033		245	231
Norfolk Southern Corp. 5.35% 8/1/2054		3,366	3,219
Northrop Grumman Corp. 3.25% 1/15/2028		1,210	1,132
Northrop Grumman Corp. 4.70% 3/15/2033		9,727	9,418
Northrop Grumman Corp. 4.95% 3/15/2053		3,793	3,493
Otis Worldwide Corp. 5.25% 8/16/2028		2,000	2,011
RTX Corp. 5.00% 2/27/2026		165	164
RTX Corp. 5.75% 11/8/2026		1,000	1,014

American Funds Corporate Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
RTX Corp. 4.125% 11/16/2028	USD	475	$452
RTX Corp. 5.75% 1/15/2029		500	511
RTX Corp. 6.00% 3/15/2031		531	550
RTX Corp. 1.90% 9/1/2031		219	172
RTX Corp. 2.375% 3/15/2032		1,000	803
RTX Corp. 5.15% 2/27/2033		573	563
RTX Corp. 6.10% 3/15/2034		2,753	2,886
RTX Corp. 2.82% 9/1/2051		750	460
RTX Corp. 3.03% 3/15/2052		3,000	1,902
RTX Corp. 5.375% 2/27/2053		129	123
RTX Corp. 6.40% 3/15/2054		1,730	1,880
Union Pacific Corp. 4.75% 2/21/2026		5,000	4,985
Union Pacific Corp. 2.80% 2/14/2032		1,512	1,281
Union Pacific Corp. 3.375% 2/14/2042		530	406
Union Pacific Corp. 4.30% 3/1/2049		510	420
Union Pacific Corp. 3.25% 2/5/2050		1,851	1,308
Union Pacific Corp. 2.95% 3/10/2052		2,503	1,632
Union Pacific Corp. 3.50% 2/14/2053		1,910	1,396
Union Pacific Corp. 3.95% 8/15/2059		175	132
Veralto Corp. 5.35% 9/18/2028[1]		500	499
Veralto Corp. 5.45% 9/18/2033[1]		2,000	1,990
Waste Management, Inc. 4.625% 2/15/2030		4,000	3,924
Waste Management, Inc. 1.50% 3/15/2031		616	486
Waste Management, Inc. 4.15% 4/15/2032		1,014	955
Waste Management, Inc. 4.875% 2/15/2034		4,000	3,926
			140,639

Consumer staples 6.13%
7-Eleven, Inc. 0.95% 2/10/2026[1]		3,528	3,207
7-Eleven, Inc. 1.30% 2/10/2028[1]		1,841	1,567
7-Eleven, Inc. 1.80% 2/10/2031[1]		2,661	2,081
7-Eleven, Inc. 2.80% 2/10/2051[1]		762	450
Altria Group, Inc. 3.40% 5/6/2030		479	426
Altria Group, Inc. 3.70% 2/4/2051		2,040	1,362
Anheuser-Busch Companies, LLC 4.70% 2/1/2036		2,100	2,003
Anheuser-Busch Companies, LLC 4.90% 2/1/2046		2,493	2,311
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029		2,000	1,995
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030		2,466	2,278
Anheuser-Busch InBev Worldwide, Inc. 4.439% 10/6/2048		280	244
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		889	907
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050		1,207	1,065
BAT Capital Corp. 2.789% 9/6/2024		600	586
BAT Capital Corp. 3.215% 9/6/2026		470	443
BAT Capital Corp. 3.557% 8/15/2027		74	69
BAT Capital Corp. 2.259% 3/25/2028		6,141	5,384
BAT Capital Corp. 4.906% 4/2/2030		1,400	1,337
BAT Capital Corp. 6.421% 8/2/2033		5,042	5,139
BAT Capital Corp. 3.734% 9/25/2040		860	610
BAT Capital Corp. 7.079% 8/2/2043		1,306	1,330
BAT Capital Corp. 4.54% 8/15/2047		1,147	840
BAT Capital Corp. 5.65% 3/16/2052		947	811
BAT Capital Corp. 7.081% 8/2/2053		5,056	5,135
BAT International Finance PLC 4.448% 3/16/2028		475	456
Coca-Cola Co. 1.375% 3/15/2031		530	423
Coca-Cola Co. 2.50% 3/15/2051		253	159
Conagra Brands, Inc. 4.30% 5/1/2024		900	894
Conagra Brands, Inc. 4.60% 11/1/2025		720	706
Conagra Brands, Inc. 1.375% 11/1/2027		2,710	2,330
Conagra Brands, Inc. 5.30% 11/1/2038		371	338
Conagra Brands, Inc. 5.40% 11/1/2048		337	301
Constellation Brands, Inc. 4.35% 5/9/2027		1,000	976
Constellation Brands, Inc. 3.60% 2/15/2028		200	188
Constellation Brands, Inc. 2.875% 5/1/2030		2,262	1,962
Constellation Brands, Inc. 2.25% 8/1/2031		3,745	3,016
Constellation Brands, Inc. 4.75% 5/9/2032		1,780	1,702
Constellation Brands, Inc. 4.90% 5/1/2033		3,846	3,709
Constellation Brands, Inc. 4.10% 2/15/2048		200	158

10	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
J. M. Smucker Co. (The) 6.20% 11/15/2033	USD	833	$870
J. M. Smucker Co. (The) 6.50% 11/15/2043		289	302
J. M. Smucker Co. (The) 6.50% 11/15/2053		786	836
Keurig Dr Pepper, Inc. 3.20% 5/1/2030		261	232
Keurig Dr Pepper, Inc. 3.80% 5/1/2050		700	520
PepsiCo, Inc. 4.45% 5/15/2028		3,790	3,794
PepsiCo, Inc. 1.95% 10/21/2031		2,870	2,341
PepsiCo, Inc. 3.625% 3/19/2050		140	109
PepsiCo, Inc. 2.75% 10/21/2051		310	203
Philip Morris International, Inc. 2.875% 5/1/2024		972	961
Philip Morris International, Inc. 4.875% 2/13/2026		5,000	4,967
Philip Morris International, Inc. 0.875% 5/1/2026		521	471
Philip Morris International, Inc. 5.25% 9/7/2028		3,000	3,015
Philip Morris International, Inc. 5.625% 11/17/2029		1,028	1,045
Philip Morris International, Inc. 2.10% 5/1/2030		1,167	973
Philip Morris International, Inc. 5.50% 9/7/2030		3,000	3,014
Philip Morris International, Inc. 1.75% 11/1/2030		1,910	1,513
Philip Morris International, Inc. 5.75% 11/17/2032		5,214	5,337
Philip Morris International, Inc. 5.375% 2/15/2033		4,300	4,237
Philip Morris International, Inc. 5.625% 9/7/2033		1,555	1,564
Philip Morris International, Inc. 4.125% 3/4/2043		512	407
Philip Morris International, Inc. 4.25% 11/10/2044		245	198
Procter & Gamble Co. 0.55% 10/29/2025		932	862
Procter & Gamble Co. 1.00% 4/23/2026		342	314
Procter & Gamble Co. 3.95% 1/26/2028		1,881	1,840
Procter & Gamble Co. 3.00% 3/25/2030		152	139
Procter & Gamble Co. 1.20% 10/29/2030		1,000	801
Reynolds American, Inc. 4.45% 6/12/2025		225	221
Target Corp. 4.50% 9/15/2032		479	464
Target Corp. 4.80% 1/15/2053		3,028	2,778
Walmart, Inc. 4.10% 4/15/2033		3,924	3,735
Walmart, Inc. 4.50% 4/15/2053		3,541	3,230
			110,191

Communication services 6.02%
AT&T, Inc. 2.30% 6/1/2027		1,020	929
AT&T, Inc. 1.65% 2/1/2028		1,872	1,631
AT&T, Inc. 4.35% 3/1/2029		2,500	2,403
AT&T, Inc. 2.25% 2/1/2032		8,711	6,907
AT&T, Inc. 2.55% 12/1/2033		5,718	4,453
AT&T, Inc. 5.40% 2/15/2034		1,020	1,009
AT&T, Inc. 3.50% 9/15/2053		6,145	4,094
Charter Communications Operating, LLC 4.50% 2/1/2024		1,500	1,496
Charter Communications Operating, LLC 2.80% 4/1/2031		3,700	3,011
Charter Communications Operating, LLC 2.30% 2/1/2032		1,800	1,377
Charter Communications Operating, LLC 4.40% 4/1/2033		2,805	2,490
Charter Communications Operating, LLC 5.125% 7/1/2049		315	245
Charter Communications Operating, LLC 3.70% 4/1/2051		6,790	4,206
Charter Communications Operating, LLC 3.90% 6/1/2052		980	628
Charter Communications Operating, LLC 5.25% 4/1/2053		3,475	2,786
Comcast Corp. 1.95% 1/15/2031		2,044	1,664
Comcast Corp. 1.50% 2/15/2031		1,800	1,418
Comcast Corp. 4.80% 5/15/2033		5,508	5,369
Comcast Corp. 2.887% 11/1/2051		2,786	1,757
Comcast Corp. 5.35% 5/15/2053		5,333	5,154
Netflix, Inc. 4.875% 4/15/2028		3,530	3,501
Netflix, Inc. 5.875% 11/15/2028		6,674	6,881
Netflix, Inc. 6.375% 5/15/2029		50	53
Netflix, Inc. 5.375% 11/15/2029[1]		5,574	5,614
Netflix, Inc. 4.875% 6/15/2030[1]		2,886	2,838
T-Mobile USA, Inc. 1.50% 2/15/2026		1,200	1,105
T-Mobile USA, Inc. 2.625% 4/15/2026		125	118
T-Mobile USA, Inc. 3.75% 4/15/2027		1,200	1,144
T-Mobile USA, Inc. 2.05% 2/15/2028		2,010	1,769
T-Mobile USA, Inc. 2.55% 2/15/2031		3,779	3,134
T-Mobile USA, Inc. 2.25% 11/15/2031		3,956	3,155
T-Mobile USA, Inc. 5.05% 7/15/2033		5,612	5,443

American Funds Corporate Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile USA, Inc. 5.75% 1/15/2034	USD	1,030	$1,049
T-Mobile USA, Inc. 3.00% 2/15/2041		823	581
T-Mobile USA, Inc. 3.40% 10/15/2052		5,864	3,953
T-Mobile USA, Inc. 6.00% 6/15/2054		1,610	1,647
Verizon Communications, Inc. 3.875% 2/8/2029		125	118
Verizon Communications, Inc. 1.68% 10/30/2030		250	198
Verizon Communications, Inc. 1.75% 1/20/2031		550	434
Verizon Communications, Inc. 2.55% 3/21/2031		621	516
Verizon Communications, Inc. 2.355% 3/15/2032		232	185
Verizon Communications, Inc. 2.65% 11/20/2040		11,835	8,061
Verizon Communications, Inc. 3.40% 3/22/2041		700	530
Verizon Communications, Inc. 2.85% 9/3/2041		18	12
Verizon Communications, Inc. 3.85% 11/1/2042		206	164
Verizon Communications, Inc. 2.875% 11/20/2050		1,229	779
Verizon Communications, Inc. 3.55% 3/22/2051		900	648
Vodafone Group PLC 4.25% 9/17/2050		1,000	775
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		900	720
			108,152

Energy 5.73%
BP Capital Markets America, Inc. 2.721% 1/12/2032		2,250	1,899
BP Capital Markets America, Inc. 4.893% 9/11/2033		13,489	13,165
BP Capital Markets America, Inc. 3.001% 3/17/2052		2,000	1,306
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		997	941
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		40	34
Cenovus Energy, Inc. 3.75% 2/15/2052		556	386
Chevron Corp. 2.954% 5/16/2026		3,220	3,086
Chevron Corp. 1.995% 5/11/2027		2,925	2,678
Chevron Corp. 2.236% 5/11/2030		4,250	3,654
Chevron USA, Inc. 1.018% 8/12/2027		7,000	6,136
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[1]		670	686
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[1]		1,142	1,147
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[1]		2,412	2,435
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[1]		239	242
ConocoPhillips Co. 3.80% 3/15/2052		2,130	1,625
ConocoPhillips Co. 5.30% 5/15/2053		2,747	2,649
ConocoPhillips Co. 5.55% 3/15/2054		2,290	2,285
Enbridge, Inc. 6.70% 11/15/2053		4,480	4,902
Energy Transfer, LP 6.55% 12/1/2033		5,354	5,604
EQT Corp. 5.70% 4/1/2028		815	816
Equinor ASA 3.625% 9/10/2028		1,370	1,308
Exxon Mobil Corp. 2.61% 10/15/2030		500	436
Exxon Mobil Corp. 3.452% 4/15/2051		5,165	3,829
Kinder Morgan, Inc. 5.20% 6/1/2033		3,749	3,592
ONEOK, Inc. 5.55% 11/1/2026		1,174	1,183
ONEOK, Inc. 5.65% 11/1/2028		1,519	1,530
ONEOK, Inc. 5.80% 11/1/2030		1,816	1,828
ONEOK, Inc. 6.05% 9/1/2033		13,733	13,987
ONEOK, Inc. 6.625% 9/1/2053		6,096	6,409
Petroleos Mexicanos 6.875% 10/16/2025		1,468	1,425
Petroleos Mexicanos 6.50% 3/13/2027		1,670	1,502
Petroleos Mexicanos 6.70% 2/16/2032		254	198
Qatar Energy 2.25% 7/12/2031[1]		1,060	870
Qatar Energy 3.125% 7/12/2041[1]		809	581
Qatar Energy 3.30% 7/12/2051[1]		532	356
Shell International Finance BV 2.75% 4/6/2030		7,140	6,340
Shell International Finance BV 3.00% 11/26/2051		870	578
TotalEnergies Capital International SA 3.455% 2/19/2029		1,120	1,038
TotalEnergies Capital International SA 2.829% 1/10/2030		470	419
			103,085

Consumer discretionary 3.55%
Amazon.com, Inc. 3.45% 4/13/2029		213	202
Amazon.com, Inc. 4.70% 12/1/2032		9,630	9,601
Amazon.com, Inc. 2.875% 5/12/2041		934	694
American Honda Finance Corp. 1.20% 7/8/2025		3,818	3,586
BMW US Capital, LLC 3.90% 4/9/2025[1]		257	252

12	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
BMW US Capital, LLC 5.05% 8/11/2028[1]	USD	2,500	$2,494
BMW US Capital, LLC 2.55% 4/1/2031[1]		534	445
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[1]		1,159	1,152
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[1]		825	783
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[1]		256	253
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[1]		1,000	865
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]		4,385	3,521
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[1]		471	462
Ford Motor Co. 3.25% 2/12/2032		1,260	1,005
Ford Motor Co. 6.10% 8/19/2032		740	720
Ford Motor Co. 4.75% 1/15/2043		4,840	3,742
Ford Motor Co. 5.291% 12/8/2046		1,651	1,344
Ford Motor Credit Co., LLC 3.375% 11/13/2025		200	189
Ford Motor Credit Co., LLC 6.95% 3/6/2026		400	404
Ford Motor Credit Co., LLC 6.95% 6/10/2026		200	202
Ford Motor Credit Co., LLC 4.95% 5/28/2027		725	692
Ford Motor Credit Co., LLC 7.35% 11/4/2027		200	206
Ford Motor Credit Co., LLC 6.80% 5/12/2028		400	407
Ford Motor Credit Co., LLC 6.798% 11/7/2028		1,967	2,010
Ford Motor Credit Co., LLC 2.90% 2/10/2029		200	170
Ford Motor Credit Co., LLC 5.113% 5/3/2029		1,740	1,636
Ford Motor Credit Co., LLC 7.35% 3/6/2030		200	208
Ford Motor Credit Co., LLC 7.20% 6/10/2030		530	548
Ford Motor Credit Co., LLC 4.00% 11/13/2030		530	456
Ford Motor Credit Co., LLC 7.122% 11/7/2033		1,214	1,266
General Motors Co. 5.40% 4/1/2048		500	424
Home Depot, Inc. 1.375% 3/15/2031		2,326	1,831
Home Depot, Inc. 3.125% 12/15/2049		684	471
Home Depot, Inc. 2.375% 3/15/2051		2,000	1,167
Hyundai Capital America 1.80% 10/15/2025[1]		774	720
Hyundai Capital America 1.50% 6/15/2026[1]		1,866	1,678
Hyundai Capital America 5.60% 3/30/2028[1]		800	793
Hyundai Capital America 2.00% 6/15/2028[1]		1,433	1,213
Hyundai Capital America 6.50% 1/16/2029[1]		850	873
Marriott International, Inc. 2.75% 10/15/2033		1,724	1,356
McDonald’s Corp. 3.60% 7/1/2030		752	693
McDonald’s Corp. 4.60% 9/9/2032		200	196
McDonald’s Corp. 4.95% 8/14/2033		443	440
McDonald’s Corp. 5.15% 9/9/2052		2,010	1,890
Mercedes-Benz Finance North America, LLC 0.75% 3/1/2024[1]		667	659
Mercedes-Benz Finance North America, LLC 5.50% 11/27/2024[1]		333	333
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[1]		225	225
Morongo Band of Mission Indians (The) 7.00% 10/1/2039[1]		1,100	1,125
Stellantis Finance US, Inc. 5.625% 1/12/2028[1]		3,358	3,382
Stellantis Finance US, Inc. 2.691% 9/15/2031[1]		3,600	2,880
Toyota Motor Credit Corp. 0.80% 1/9/2026		640	587
Toyota Motor Credit Corp. 4.55% 5/17/2030		1,400	1,363
			63,814

Real estate 2.84%
Boston Properties, LP 2.55% 4/1/2032		60	44
Boston Properties, LP 2.45% 10/1/2033		716	503
Boston Properties, LP 6.50% 1/15/2034		2,648	2,608
Corporate Office Properties, LP 2.00% 1/15/2029		362	287
Corporate Office Properties, LP 2.75% 4/15/2031		620	475
Corporate Office Properties, LP 2.90% 12/1/2033		619	448
Crown Castle, Inc. 5.00% 1/11/2028		4,351	4,250
Equinix, Inc. 2.625% 11/18/2024		2,507	2,432
Equinix, Inc. 1.25% 7/15/2025		3,123	2,910
Equinix, Inc. 2.90% 11/18/2026		583	544
Equinix, Inc. 1.80% 7/15/2027		470	415
Equinix, Inc. 1.55% 3/15/2028		1,735	1,483
Equinix, Inc. 3.20% 11/18/2029		3,314	2,929
Equinix, Inc. 2.15% 7/15/2030		2,680	2,181
Equinix, Inc. 2.50% 5/15/2031		1,506	1,226
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028		100	86
Invitation Homes Operating Partnership, LP 2.70% 1/15/2034		606	455

American Funds Corporate Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Prologis, LP 4.875% 6/15/2028	USD	803	$796
Prologis, LP 4.75% 6/15/2033		4,281	4,090
Prologis, LP 5.125% 1/15/2034		459	450
Prologis, LP 5.25% 6/15/2053		156	147
Public Storage Operating Co. 5.125% 1/15/2029		417	420
Public Storage Operating Co. 2.30% 5/1/2031		2,832	2,324
Public Storage Operating Co. 5.10% 8/1/2033		166	163
Scentre Group Trust 1 3.50% 2/12/2025[1]		48	47
VICI Properties, LP 4.375% 5/15/2025		770	750
VICI Properties, LP 4.625% 6/15/2025[1]		383	373
VICI Properties, LP 4.50% 1/15/2028[1]		850	790
VICI Properties, LP 4.75% 2/15/2028		6,733	6,387
VICI Properties, LP 4.95% 2/15/2030		3,061	2,849
VICI Properties, LP 5.125% 5/15/2032		8,813	8,122
			50,984

Information technology 2.24%
Analog Devices, Inc. 2.10% 10/1/2031		309	252
Analog Devices, Inc. 2.95% 10/1/2051		596	394
Apple, Inc. 3.35% 8/8/2032		1,243	1,131
Apple, Inc. 4.30% 5/10/2033		225	222
Apple, Inc. 3.95% 8/8/2052		1,691	1,407
Apple, Inc. 4.85% 5/10/2053		225	218
Broadcom Corp. 3.875% 1/15/2027		1,090	1,048
Broadcom, Inc. 4.00% 4/15/2029[1]		1,566	1,467
Broadcom, Inc. 4.75% 4/15/2029		4,052	3,950
Broadcom, Inc. 4.15% 11/15/2030		715	663
Broadcom, Inc. 3.419% 4/15/2033[1]		812	683
Broadcom, Inc. 3.469% 4/15/2034[1]		2,154	1,792
Broadcom, Inc. 3.137% 11/15/2035[1]		380	296
Broadcom, Inc. 3.50% 2/15/2041[1]		2,505	1,871
Microsoft Corp. 3.30% 2/6/2027		1,500	1,444
Oracle Corp. 3.60% 4/1/2050		4,695	3,281
Oracle Corp. 3.95% 3/25/2051		1,421	1,052
Oracle Corp. 5.55% 2/6/2053		2,650	2,501
Salesforce, Inc. 1.95% 7/15/2031		600	493
Salesforce, Inc. 2.70% 7/15/2041		250	178
Salesforce, Inc. 2.90% 7/15/2051		275	183
Salesforce, Inc. 3.05% 7/15/2061		1,200	769
ServiceNow, Inc. 1.40% 9/1/2030		18,798	14,956
			40,251

Materials 1.83%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		1,300	1,294
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026		1,185	1,192
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		800	793
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028		745	748
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030		565	571
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		465	458
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		2,351	2,354
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053		2,211	2,248
Celanese US Holdings, LLC 6.165% 7/15/2027		250	252
Celanese US Holdings, LLC 6.35% 11/15/2028		673	688
Celanese US Holdings, LLC 6.33% 7/15/2029		556	567
Celanese US Holdings, LLC 6.55% 11/15/2030		866	889
Celanese US Holdings, LLC 6.379% 7/15/2032		1,214	1,226
Celanese US Holdings, LLC 6.70% 11/15/2033		2,174	2,254
Dow Chemical Co. (The) 4.55% 11/30/2025		14	14
Dow Chemical Co. (The) 4.625% 10/1/2044		600	497
Dow Chemical Co. (The) 4.80% 5/15/2049		2,131	1,793
Dow Chemical Co. (The) 3.60% 11/15/2050		170	119
EIDP, Inc. 4.50% 5/15/2026		677	666
EIDP, Inc. 4.80% 5/15/2033		2,024	1,972
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[1]		1,000	913
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[1]		524	450
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[1]		1,048	706
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]		1,500	946

14	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Linde, Inc. 1.10% 8/10/2030	USD	1,682	$1,354
Linde, Inc. 2.00% 8/10/2050		866	468
Nutrien, Ltd. 5.95% 11/7/2025		640	645
Nutrien, Ltd. 5.00% 4/1/2049		300	259
Nutrien, Ltd. 5.80% 3/27/2053		154	152
OCI NV 6.70% 3/16/2033[1]		2,776	2,712
Sherwin-Williams Co. 3.125% 6/1/2024		700	691
Sherwin-Williams Co. 3.30% 5/15/2050		1,050	698
Sherwin-Williams Co. 2.90% 3/15/2052		250	155
South32 Treasury, Ltd. 4.35% 4/14/2032[1]		2,488	2,150
			32,894

Total corporate bonds, notes & loans			1,505,597

U.S. Treasury bonds & notes 7.92%
U.S. Treasury 7.92%
U.S. Treasury 4.625% 6/30/2025		16,575	16,514
U.S. Treasury 4.75% 7/31/2025		2,413	2,409
U.S. Treasury 4.00% 2/15/2026		13,916	13,735
U.S. Treasury 3.625% 5/15/2026		446	436
U.S. Treasury 4.125% 6/15/2026		3,813	3,776
U.S. Treasury 4.50% 7/15/2026		1,877	1,876
U.S. Treasury 0.75% 8/31/2026		750	678
U.S. Treasury 4.625% 9/30/2028		218	221
U.S. Treasury 4.875% 10/31/2028[5]		36,872	37,788
U.S. Treasury 4.375% 11/30/2028		10	10
U.S. Treasury 4.875% 10/31/2030		65	67
U.S. Treasury 4.375% 11/30/2030		30	30
U.S. Treasury 4.125% 11/15/2032		2,000	1,965
U.S. Treasury 4.50% 11/15/2033		38,934	39,430
U.S. Treasury 4.25% 5/15/2039		2,989	2,885
U.S. Treasury 1.75% 8/15/2041[5]		115	74
U.S. Treasury 4.375% 8/15/2043[5]		15,325	14,651
U.S. Treasury 4.00% 11/15/2052		703	643
U.S. Treasury 4.125% 8/15/2053		5,603	5,241
U.S. Treasury 4.75% 11/15/2053		5	5
			142,434

Asset-backed obligations 0.93%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]		1,881	1,621
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]		4,236	3,881
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]		289	245
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]		394	348
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,6]		647	603
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]		11,523	9,975
			16,673

Municipals 0.31%
California 0.09%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		215	173
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027		965	857
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030		750	613
			1,643

Ohio 0.22%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		4,560	3,871

Total municipals			5,514

Bonds & notes of governments & government agencies outside the U.S. 0.08%
Panama (Republic of) 6.875% 1/31/2036		1,515	1,448

American Funds Corporate Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Preferred securities 0.01%
Huntington Bancshares, Inc., Series F, 5.625% preferred depositary shares (10-year UST Yield Curve Rate T Note Constant Maturity + 4.945% on 7/15/2030)[2]	USD	89	$78

Total bonds, notes & other debt instruments (cost: $1,771,302,000)			1,671,744

Short-term securities 5.33%		Shares
Money market investments 5.33%
Capital Group Central Cash Fund 5.46%[7,8]		958,456	95,846

Total short-term securities (cost: $95,844,000)			95,846
Total investment securities 98.33% (cost: $1,867,146,000)			1,767,590
Other assets less liabilities 1.67%			30,102

Net assets 100.00%			$1,797,692

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 11/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	593	4/3/2024	USD	121,246	$353
5 Year U.S. Treasury Note Futures	Short	136	4/3/2024		(14,532)	(72)
10 Year U.S. Treasury Note Futures	Short	723	3/28/2024		(79,383)	(371)
10 Year Ultra U.S. Treasury Note Futures	Short	1,805	3/28/2024		(204,896)	(1,428)
20 Year U.S. Treasury Bond Futures	Long	1,333	3/28/2024		155,211	1,341
30 Year Ultra U.S. Treasury Bond Futures	Long	469	3/28/2024		57,687	927
						$750

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		11/30/2023 (000)	(received) (000)	at 11/30/2023 (000)
3.278%	Annual	SOFR	Annual	3/16/2043	USD	3,309	$(328)	$—	$(328)
SOFR	Annual	3.044%	Annual	3/16/2053		2,450	339	—	339
							$11	$—	$11

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 11/30/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2023 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD125,253	$(2,116)	$(1,754)	$(362)

16	American Funds Corporate Bond Fund

Investments in affiliates8

	Value at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2023 (000)	Dividend or interest income (000)
Short-term securities 5.33%
Money market investments 5.33%
Capital Group Central Cash Fund 5.46%[7]	$142,398	$263,213	$309,777	$3	$9	$95,846	$2,876

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $192,192,000, which represented 10.69% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,012,000, which represented .33% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Rate represents the seven-day yield at 11/30/2023.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

Auth. = Authority

CME = CME Group

DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Corporate Bond Fund	17

Financial statements

Statement of assets and liabilities	unaudited
at November 30, 2023	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $1,771,302)	$1,671,744
Affiliated issuers (cost: $95,844)	95,846	$1,767,590
Cash		884
Receivables for:
Sales of investments	34,571
Sales of fund’s shares	3,261
Dividends and interest	17,709
Variation margin on futures contracts	1,725
Variation margin on centrally cleared swap contracts	30	57,296
		1,825,770
Liabilities:
Payables for:
Purchases of investments	22,006
Repurchases of fund’s shares	3,194
Dividends on fund’s shares	26
Investment advisory services	364
Services provided by related parties	286
Trustees’ deferred compensation	14
Variation margin on futures contracts	2,104
Variation margin on centrally cleared swap contracts	77
Other	7	28,078

Commitments and contingencies*

Net assets at November 30, 2023		$1,797,692

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,169,825
Total accumulated loss		(372,133)
Net assets at November 30, 2023		$1,797,692

*	Refer to Note 7 for further information on expense recoupment.

Refer to the notes to financial statements.

18	American Funds Corporate Bond Fund

Financial statements (continued)

Statement of assets and liabilities	unaudited
at November 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (195,221 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$773,545	84,004	$9.21
Class C	25,319	2,750	9.21
Class T	9	1	9.21
Class F-1	27,696	3,008	9.21
Class F-2	614,555	66,738	9.21
Class F-3	196,253	21,312	9.21
Class 529-A	52,097	5,658	9.21
Class 529-C	2,789	303	9.21
Class 529-E	1,423	154	9.21
Class 529-T	11	1	9.21
Class 529-F-1	9	1	9.21
Class 529-F-2	9,236	1,003	9.21
Class 529-F-3	9	1	9.21
Class R-1	947	103	9.21
Class R-2	5,842	634	9.21
Class R-2E	1,715	186	9.21
Class R-3	11,809	1,282	9.21
Class R-4	4,073	442	9.21
Class R-5E	3,287	357	9.21
Class R-5	1,110	120	9.21
Class R-6	65,958	7,163	9.21

Refer to the notes to financial statements.

American Funds Corporate Bond Fund	19

Financial statements (continued)

Statement of operations	unaudited
for the six months ended November 30, 2023	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$38,050
Dividends from affiliated issuers	2,876	$40,926
Fees and expenses*:
Investment advisory services	2,251
Distribution services	1,362
Transfer agent services	1,000
Administrative services	267
529 plan services	19
Reports to shareholders	84
Registration statement and prospectus	213
Trustees’ compensation	4
Auditing and legal	115
Custodian	17
Other	1
Total fees and expenses before reimbursement	5,333
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	33
Total fees and expenses after reimbursement		5,300
Net investment income		35,626

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(49,102)
Affiliated issuers	3
Futures contracts	(10,214)
Swap contracts	(1,867)	(61,180)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	26,942
Affiliated issuers	9
Futures contracts	(970)
Swap contracts	238	26,219
Net realized loss and unrealized appreciation		(34,961)

Net increase in net assets resulting from operations		$665

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

20	American Funds Corporate Bond Fund

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended November 30, 2023*	Year ended May 31, 2023
Operations:
Net investment income	$35,626	$53,940
Net realized loss	(61,180)	(151,973)
Net unrealized appreciation	26,219	60,832
Net increase (decrease) in net assets resulting from operations	665	(37,201)

Distributions paid or accrued to shareholders	(33,487)	(52,558)

Net capital share transactions	41,341	110,530

Total increase in net assets	8,519	20,771

Net assets:
Beginning of period	1,789,173	1,768,402
End of period	$1,797,692	$1,789,173

*	Unaudited.

Refer to the notes to financial statements.

American Funds Corporate Bond Fund	21

Notes to financial statements	unaudited

1. Organization

American Funds Corporate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

22	American Funds Corporate Bond Fund

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Corporate Bond Fund	23

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,505,597	$—	$1,505,597
U.S. Treasury bonds & notes	—	142,434	—	142,434
Asset-backed obligations	—	16,673	—	16,673
Municipals	—	5,514	—	5,514
Bonds & notes of governments & government agencies outside the U.S.	—	1,448	—	1,448
Preferred securities	—	78	—	78
Short-term securities	95,846	—	—	95,846
Total	$95,846	$1,671,744	$—	$1,767,590

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,621	$—	$—	$2,621
Unrealized appreciation on centrally cleared interest rate swaps	—	339	—	339
Liabilities:
Unrealized depreciation on futures contracts	(1,871)	—	—	(1,871)
Unrealized depreciation on centrally cleared interest rate swaps	—	(328)	—	(328)
Unrealized depreciation on centrally cleared credit default swaps	—	(362)	—	(362)
Total	$750	$(351)	$—	$399

*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

24	American Funds Corporate Bond Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities which may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

American Funds Corporate Bond Fund	25

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

26	American Funds Corporate Bond Fund

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $715,125,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $5,759,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller.

American Funds Corporate Bond Fund	27

As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $131,032,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, November 30, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,621	Unrealized depreciation*	$1,871
Swap (centrally cleared)	Interest	Unrealized appreciation*	339	Unrealized depreciation*	328
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	362
			$2,960		$2,561

		Net realized loss		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(10,214)	Net unrealized depreciation on futures contracts	$(970)
Swap	Interest	Net realized loss on swap contracts	(6)	Net unrealized depreciation on swap contracts	(10)
Swap	Credit	Net realized loss on swap contracts	(1,861)	Net unrealized appreciation on swap contracts	248
			$(12,081)		$(732)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and credit default swaps. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended November 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

28	American Funds Corporate Bond Fund

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of May 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$57
Capital loss carryforward*	(210,102)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of November 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$14,898
Gross unrealized depreciation on investments	(116,430)
Net unrealized depreciation on investments	(101,532)
Cost of investments	1,871,274

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended November 30, 2023		Year ended May 31, 2023
Class A	$13,760		$23,639
Class C	380		668
Class T	—	†	—	†
Class F-1	622		1,292
Class F-2	12,126		18,203
Class F-3	3,716		4,733
Class 529-A	922		1,519
Class 529-C	40		70
Class 529-E	26		47
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	171		270
Class 529-F-3	—	†	—	†
Class R-1	14		23
Class R-2	86		136
Class R-2E	25		37
Class R-3	192		297
Class R-4	73		135
Class R-5E	64		90
Class R-5	21		35
Class R-6	1,249		1,364
Total	$33,487		$52,558

†	Amount less than one thousand.

American Funds Corporate Bond Fund	29

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.253% on the first $15.0 billion of daily net assets and decreasing to 0.212% on such assets in excess of $15.0 billion. For the six months ended November 30, 2023, the investment advisory services fees were $2,251,000, which were equivalent to an annualized rate of 0.252% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of November 30, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

30	American Funds Corporate Bond Fund

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended November 30, 2023, the 529 plan services fees were $19,000, which were equivalent to 0.059% of the average daily net assets of each 529 share class.

For the six months ended November 30, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$1,045	$537		$114		Not applicable
Class C	131	19		4		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	43	25		5		Not applicable
Class F-2	Not applicable	351		93		Not applicable
Class F-3	Not applicable	3		28		Not applicable
Class 529-A	61	34		8		$15
Class 529-C	14	2		—	*	1
Class 529-E	4	—	*	—	*	—	*
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	3		1		3
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	4	—	*	—	*	Not applicable
Class R-2	22	10		1		Not applicable
Class R-2E	5	2		—	*	Not applicable
Class R-3	28	8		2		Not applicable
Class R-4	5	2		1		Not applicable
Class R-5E	Not applicable	3		1		Not applicable
Class R-5	Not applicable	—	*	—	*	Not applicable
Class R-6	Not applicable	1		9		Not applicable
Total class-specific expenses	$1,362	$1,000		$267		$19

*	Amount less than one thousand.

Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund. For the six months ended November 30, 2023, total fees and expenses reimbursed by CRMC were $33,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended November 30, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

American Funds Corporate Bond Fund	31

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended November 30, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended November 30, 2023

Class A	$72,875	7,990	$13,643		1,496		$(80,509)	(8,837)	$6,009	649
Class C	2,946	320	377		41		(5,063)	(555)	(1,740)	(194)
Class T	—	—	—		—		—	—	—	—
Class F-1	2,391	260	621		68		(15,030)	(1,654)	(12,018)	(1,326)
Class F-2	101,563	11,107	12,120		1,329		(104,398)	(11,562)	9,285	874
Class F-3	54,362	5,966	3,713		407		(29,445)	(3,253)	28,630	3,120
Class 529-A	6,521	711	918		101		(6,624)	(722)	815	90
Class 529-C	635	70	40		4		(837)	(92)	(162)	(18)
Class 529-E	45	4	25		3		(310)	(34)	(240)	(27)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	1,766	191	171		19		(824)	(90)	1,113	120
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	99	11	13		1		(33)	(4)	79	8
Class R-2	715	78	86		9		(669)	(75)	132	12
Class R-2E	618	69	25		3		(396)	(44)	247	28
Class R-3	2,312	253	190		21		(1,801)	(197)	701	77
Class R-4	390	43	73		8		(581)	(63)	(118)	(12)
Class R-5E	493	54	63		7		(501)	(55)	55	6
Class R-5	363	40	21		2		(388)	(43)	(4)	(1)
Class R-6	15,759	1,731	1,249		137		(8,451)	(936)	8,557	932
Total net increase (decrease)	$263,853	28,898	$33,348		3,656		$(255,860)	(28,216)	$41,341	4,338

Refer to the end of the table for footnotes.

32	American Funds Corporate Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended May 31, 2023

Class A	$111,509	11,869	$23,457		2,503		$(174,795)	(18,643)	$(39,829)	(4,271)
Class C	4,148	439	665		71		(12,066)	(1,281)	(7,253)	(771)
Class T	—	—	—		—		—	—	—	—
Class F-1	27,378	2,873	1,289		138		(24,786)	(2,637)	3,881	374
Class F-2	374,612	39,847	18,191		1,940		(326,273)	(35,318)	66,530	6,469
Class F-3	89,591	9,475	4,728		504		(38,459)	(4,099)	55,860	5,880
Class 529-A	9,532	1,013	1,514		162		(12,161)	(1,286)	(1,115)	(111)
Class 529-C	991	106	70		7		(1,813)	(191)	(752)	(78)
Class 529-E	308	33	47		5		(518)	(55)	(163)	(17)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	2,062	219	268		29		(3,130)	(333)	(800)	(85)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	111	12	23		3		(444)	(47)	(310)	(32)
Class R-2	1,680	179	134		14		(1,762)	(188)	52	5
Class R-2E	592	62	36		4		(397)	(42)	231	24
Class R-3	3,545	377	295		32		(3,134)	(333)	706	76
Class R-4	1,282	141	135		14		(1,430)	(151)	(13)	4
Class R-5E	1,479	157	89		9		(712)	(75)	856	91
Class R-5	357	38	35		4		(222)	(24)	170	18
Class R-6	41,944	4,477	1,362		145		(10,827)	(1,143)	32,479	3,479
Total net increase (decrease)	$671,121	71,317	$52,338		5,584		$(612,929)	(65,846)	$110,530	11,055

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $667,831,000 and $674,070,000, respectively, during the six months ended November 30, 2023.

American Funds Corporate Bond Fund	33

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
11/30/2023[5,6]	$9.37	$.18	$(.18)	$— [7]	$(.16)	$—	$(.16)	$9.21	.08%[8]	$774		.75%[9]		.75%[9]		3.84%[9]
5/31/2023	9.83	.29	(.47)	(.18)	(.28)	—	(.28)	9.37	(1.77)	781		.70		.69		3.07
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19)	—	(.19)	9.83	(10.47)	862		.82		.81		1.72
5/31/2021	11.52	.17	(.03)	.14	(.17)	(.32)	(.49)	11.17	1.07	1,063		.84		.83		1.48
5/31/2020	10.44	.24	1.20	1.44	(.24)	(.12)	(.36)	11.52	14.10	807		.88		.84		2.20
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.32	501		.95		.94		2.80
Class C:
11/30/2023[5,6]	9.37	.15	(.18)	(.03)	(.13)	—	(.13)	9.21	(.28)[8]	25		1.47	[9]	1.47	[9]	3.11	[9]
5/31/2023	9.83	.22	(.47)	(.25)	(.21)	—	(.21)	9.37	(2.51)	28		1.45		1.44		2.30
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11)	—	(.11)	9.83	(11.10)	37		1.53		1.52		1.00
5/31/2021	11.52	.09	(.03)	.06	(.09)	(.32)	(.41)	11.17	.37	55		1.54		1.52		.78
5/31/2020	10.44	.17	1.20	1.37	(.17)	(.12)	(.29)	11.52	13.30	36		1.58		1.54		1.50
5/31/2019	10.00	.20	.44	.64	(.20)	—	(.20)	10.44	6.53	20		1.70		1.69		2.05
Class T:
11/30/2023[5,6]	9.37	.20	(.18)	.02	(.18)	—	(.18)	9.21	.22 [8,10]	—	[11]	.46	[9,10]	.46	[9,10]	4.12	[9,10]
5/31/2023	9.83	.32	(.47)	(.15)	(.31)	—	(.31)	9.37	(1.46)[10]	—	[11]	.38	[10]	.37	[10]	3.39	[10]
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22)	—	(.22)	9.83	(10.22)[10]	—	[11]	.54	[10]	.53	[10]	2.00	[10]
5/31/2021	11.52	.20	(.03)	.17	(.20)	(.32)	(.52)	11.17	1.34 [10]	—	[11]	.57	[10]	.56	[10]	1.76	[10]
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.43 [10]	—	[11]	.59	[10]	.55	[10]	2.51	[10]
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.60 [10]	—	[11]	.69	[10]	.68	[10]	3.06	[10]
Class F-1:
11/30/2023[5,6]	9.37	.19	(.18)	.01	(.17)	—	(.17)	9.21	.09 [8]	28		.73	[9]	.73	[9]	3.84	[9]
5/31/2023	9.83	.29	(.47)	(.18)	(.28)	—	(.28)	9.37	(1.77)	41		.69		.68		3.11
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19)	—	(.19)	9.83	(10.45)	39		.80		.80		1.72
5/31/2021	11.52	.18	(.03)	.15	(.18)	(.32)	(.50)	11.17	1.10	68		.81		.79		1.49
5/31/2020	10.44	.25	1.20	1.45	(.25)	(.12)	(.37)	11.52	14.13	32		.84		.80		2.18
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.30	6		.98		.97		2.77
Class F-2:
11/30/2023[5,6]	9.37	.20	(.18)	.02	(.18)	—	(.18)	9.21	.23 [8]	615		.44	[9]	.44	[9]	4.15	[9]
5/31/2023	9.83	.32	(.47)	(.15)	(.31)	—	(.31)	9.37	(1.53)	617		.44		.44		3.34
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22)	—	(.22)	9.83	(10.22)	584		.54		.53		2.01
5/31/2021	11.52	.21	(.03)	.18	(.21)	(.32)	(.53)	11.17	1.37	641		.54		.52		1.72
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.44	158		.57		.53		2.47
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.60	38		.69		.67		3.07
Class F-3:
11/30/2023[5,6]	9.37	.20	(.18)	.02	(.18)	—	(.18)	9.21	.29 [8]	196		.33	[9]	.32	[9]	4.27	[9]
5/31/2023	9.83	.33	(.47)	(.14)	(.32)	—	(.32)	9.37	(1.41)	171		.32		.32		3.49
5/31/2022	11.17	.23	(1.34)	(1.11)	(.23)	—	(.23)	9.83	(10.11)	121		.42		.42		2.11
5/31/2021	11.52	.22	(.03)	.19	(.22)	(.32)	(.54)	11.17	1.47	139		.45		.43		1.85
5/31/2020	10.44	.29	1.20	1.49	(.29)	(.12)	(.41)	11.52	14.55	41		.48		.44		2.56
5/31/2019	10.00	.31	.44	.75	(.31)	—	(.31)	10.44	7.72	11		.59		.57		3.17
Class 529-A:
11/30/2023[5,6]	9.37	.18	(.18)	— [7]	(.16)	—	(.16)	9.21	.08 [8]	52		.76	[9]	.76	[9]	3.83	[9]
5/31/2023	9.83	.29	(.47)	(.18)	(.28)	—	(.28)	9.37	(1.81)	52		.74		.73		3.03
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19)	—	(.19)	9.83	(10.47)	56		.82		.81		1.72
5/31/2021	11.52	.17	(.03)	.14	(.17)	(.32)	(.49)	11.17	1.08	66		.83		.81		1.50
5/31/2020	10.44	.24	1.20	1.44	(.24)	(.12)	(.36)	11.52	14.09	53		.88		.84		2.20
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.33	31		.95		.94		2.80

Refer to the end of the table for footnotes.

34	American Funds Corporate Bond Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
11/30/2023[5,6]	$9.37	$.15	$(.18)	$(.03)	$(.13)	$—	$(.13)	$9.21	(.30)%[8]	$3		1.51%[9]		1.51%[9]		3.07%[9]
5/31/2023	9.83	.22	(.47)	(.25)	(.21)	—	(.21)	9.37	(2.56)	3		1.50		1.49		2.25
5/31/2022	11.17	.10	(1.34)	(1.24)	(.10)	—	(.10)	9.83	(11.15)	4		1.58		1.57		.94
5/31/2021	11.52	.08	(.03)	.05	(.08)	(.32)	(.40)	11.17	.32	6		1.59		1.58		.77
5/31/2020	10.44	.16	1.20	1.36	(.16)	(.12)	(.28)	11.52	13.24	8		1.64		1.60		1.45
5/31/2019	10.00	.20	.44	.64	(.20)	—	(.20)	10.44	6.47	6		1.75		1.74		2.00
Class 529-E:
11/30/2023[5,6]	9.37	.18	(.18)	— [7]	(.16)	—	(.16)	9.21	(.02)[8]	1		.94	[9]	.94	[9]	3.64	[9]
5/31/2023	9.83	.27	(.47)	(.20)	(.26)	—	(.26)	9.37	(2.00)	2		.93		.92		2.83
5/31/2022	11.17	.17	(1.34)	(1.17)	(.17)	—	(.17)	9.83	(10.64)	2		1.02		1.01		1.51
5/31/2021	11.52	.15	(.03)	.12	(.15)	(.32)	(.47)	11.17	.87	3		1.04		1.02		1.30
5/31/2020	10.44	.22	1.20	1.42	(.22)	(.12)	(.34)	11.52	13.89	2		1.06		1.02		2.00
5/31/2019	10.00	.26	.44	.70	(.26)	—	(.26)	10.44	7.09	1		1.17		1.16		2.58
Class 529-T:
11/30/2023[5,6]	9.37	.19	(.18)	.01	(.17)	—	(.17)	9.21	.19 [8,10]	—	[11]	.53	[9,10]	.53	[9,10]	4.06	[9,10]
5/31/2023	9.83	.31	(.47)	(.16)	(.30)	—	(.30)	9.37	(1.56)[10]	—	[11]	.47	[10]	.46	[10]	3.30	[10]
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21)	—	(.21)	9.83	(10.26)[10]	—	[11]	.58	[10]	.58	[10]	1.96	[10]
5/31/2021	11.52	.20	(.03)	.17	(.20)	(.32)	(.52)	11.17	1.29 [10]	—	[11]	.62	[10]	.60	[10]	1.73	[10]
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.38 [10]	—	[11]	.64	[10]	.61	[10]	2.46	[10]
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.52 [10]	—	[11]	.76	[10]	.75	[10]	3.00	[10]
Class 529-F-1:
11/30/2023[5,6]	9.37	.20	(.18)	.02	(.18)	—	(.18)	9.21	.20 [8,10]	—	[11]	.51	[9,10]	.51	[9,10]	4.07	[9,10]
5/31/2023	9.83	.31	(.47)	(.16)	(.30)	—	(.30)	9.37	(1.57)[10]	—	[11]	.49	[10]	.48	[10]	3.28	[10]
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21)	—	(.21)	9.83	(10.28)[10]	—	[11]	.61	[10]	.60	[10]	1.93	[10]
5/31/2021	11.52	.20	(.03)	.17	(.20)	(.32)	(.52)	11.17	1.30 [10]	—	[11]	.64	[10]	.61	[10]	1.90	[10]
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.37	6		.64		.60		2.44
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.54	4		.75		.73		3.02
Class 529-F-2:
11/30/2023[5,6]	9.37	.20	(.18)	.02	(.18)	—	(.18)	9.21	.23 [8]	9		.45	[9]	.44	[9]	4.15	[9]
5/31/2023	9.83	.32	(.47)	(.15)	(.31)	—	(.31)	9.37	(1.50)	8		.42		.41		3.33
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22)	—	(.22)	9.83	(10.21)	9		.53		.52		2.02
5/31/2021[5,12]	11.68	.11	(.19)	(.08)	(.11)	(.32)	(.43)	11.17	(.82)[8]	9		.54	[9]	.53	[9]	1.66	[9]
Class 529-F-3:
11/30/2023[5,6]	9.37	.20	(.18)	.02	(.18)	—	(.18)	9.21	.26 [8]	—	[11]	.38	[9]	.37	[9]	4.20	[9]
5/31/2023	9.83	.32	(.47)	(.15)	(.31)	—	(.31)	9.37	(1.45)	—	[11]	.37		.36		3.41
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22)	—	(.22)	9.83	(10.17)	—	[11]	.48		.48		2.05
5/31/2021[5,12]	11.68	.11	(.19)	(.08)	(.11)	(.32)	(.43)	11.17	(.79)[8]	—	[11]	.59	[9]	.49	[9]	1.69	[9]
Class R-1:
11/30/2023[5,6]	9.37	.15	(.18)	(.03)	(.13)	—	(.13)	9.21	(.26)[8]	1		1.43	[9]	1.43	[9]	3.16	[9]
5/31/2023	9.83	.22	(.47)	(.25)	(.21)	—	(.21)	9.37	(2.49)	1		1.43		1.42		2.33
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11)	—	(.11)	9.83	(11.08)	1		1.50		1.50		1.03
5/31/2021	11.52	.09	(.03)	.06	(.09)	(.32)	(.41)	11.17	.40	1		1.51		1.50		.82
5/31/2020	10.44	.18	1.20	1.38	(.18)	(.12)	(.30)	11.52	13.41	1		1.49		1.45		1.58
5/31/2019	10.00	.21	.44	.65	(.21)	—	(.21)	10.44	6.64	1		1.59		1.57		2.18

Refer to the end of the table for footnotes.

American Funds Corporate Bond Fund	35

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividend and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
11/30/20235[5,6]	$9.37	$.15	$(.18)	$(.03)	$(.13)	$—	$(.13)	$9.21	(.25)%[8]	$6		1.42%[9]		1.42%[9]		3.17%[9]
5/31/2023	9.83	.23	(.47)	(.24)	(.22)	—	(.22)	9.37	(2.46)	6		1.40		1.39		2.38
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11)	—	(.11)	9.83	(11.08)	6		1.50		1.49		1.04
5/31/2021	11.52	.09	(.03)	.06	(.09)	(.32)	(.41)	11.17	.39	7		1.52		1.50		.83
5/31/2020	10.44	.17	1.20	1.37	(.17)	(.12)	(.29)	11.52	13.34	8		1.55		1.51		1.53
5/31/2019	10.00	.21	.44	.65	(.21)	—	(.21)	10.44	6.58	5		1.65		1.63		2.11
Class R-2E:
11/30/2023[5,6]	9.37	.17	(.18)	(.01)	(.15)	—	(.15)	9.21	(.11)[8]	2		1.13	[9]	1.13	[9]	3.49	[9]
5/31/2023	9.83	.25	(.47)	(.22)	(.24)	—	(.24)	9.37	(2.19)	2		1.13		1.12		2.66
5/31/2022	11.17	.14	(1.34)	(1.20)	(.14)	—	(.14)	9.83	(10.84)	1		1.23		1.23		1.30
5/31/2021	11.52	.13	(.03)	.10	(.13)	(.32)	(.45)	11.17	.67	2		1.25		1.23		1.08
5/31/2020	10.44	.20	1.20	1.40	(.20)	(.12)	(.32)	11.52	13.67	1		1.26		1.22		1.81
5/31/2019	10.00	.24	.44	.68	(.24)	—	(.24)	10.44	6.90	—	[11]	1.35		1.33		2.45
Class R-3:
11/30/2023[5,6]	9.37	.17	(.18)	(.01)	(.15)	—	(.15)	9.21	(.03)[8]	12		.97	[9]	.97	[9]	3.62	[9]
5/31/2023	9.83	.27	(.47)	(.20)	(.26)	—	(.26)	9.37	(2.04)	11		.97		.96		2.82
5/31/2022	11.17	.16	(1.34)	(1.18)	(.16)	—	(.16)	9.83	(10.69)	11		1.07		1.06		1.47
5/31/2021	11.52	.14	(.03)	.11	(.14)	(.32)	(.46)	11.17	.82	13		1.09		1.07		1.24
5/31/2020	10.44	.22	1.20	1.42	(.22)	(.12)	(.34)	11.52	13.82	10		1.13		1.09		1.96
5/31/2019	10.00	.25	.44	.69	(.25)	—	(.25)	10.44	7.03	7		1.22		1.21		2.54
Class R-4:
11/30/2023[5,6]	9.37	.19	(.18)	.01	(.17)	—	(.17)	9.21	.12 [8]	4		.68	[9]	.68	[9]	3.91	[9]
5/31/2023	9.83	.29	(.47)	(.18)	(.28)	—	(.28)	9.37	(1.74)	4		.67		.66		3.11
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19)	—	(.19)	9.83	(10.43)	4		.77		.77		1.75
5/31/2021	11.52	.18	(.03)	.15	(.18)	(.32)	(.50)	11.17	1.12	6		.79		.77		1.52
5/31/2020	10.44	.25	1.20	1.45	(.25)	(.12)	(.37)	11.52	14.16	4		.83		.79		2.27
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.34	3		.93		.92		2.82
Class R-5E:
11/30/2023[5,6]	9.37	.20	(.18)	.02	(.18)	—	(.18)	9.21	.21 [8]	3		.49	[9]	.47	[9]	4.11	[9]
5/31/2023	9.83	.31	(.47)	(.16)	(.30)	—	(.30)	9.37	(1.55)	3		.47		.46		3.34
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21)	—	(.21)	9.83	(10.25)	3		.57		.56		2.01
5/31/2021	11.52	.20	(.03)	.17	(.20)	(.32)	(.52)	11.17	1.30	1		.62		.60		1.73
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.37	1		.64		.59		2.43
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.59	1		.70		.68		3.08
Class R-5:
11/30/2023[5,6]	9.37	.20	(.18)	.02	(.18)	—	(.18)	9.21	.26 [8]	1		.38	[9]	.38	[9]	4.20	[9]
5/31/2023	9.83	.32	(.47)	(.15)	(.31)	—	(.31)	9.37	(1.45)	1		.37		.36		3.43
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22)	—	(.22)	9.83	(10.17)	1		.49		.48		2.02
5/31/2021	11.52	.21	(.03)	.18	(.21)	(.32)	(.53)	11.17	1.41	2		.51		.49		1.83
5/31/2020	10.44	.28	1.20	1.48	(.28)	(.12)	(.40)	11.52	14.49	1		.53		.49		2.55
5/31/2019	10.00	.31	.44	.75	(.31)	—	(.31)	10.44	7.67	1		.63		.61		3.14
Class R-6:
11/30/2023[5,6]	9.37	.20	(.18)	.02	(.18)	—	(.18)	9.21	.29 [8]	66		.33	[9]	.32	[9]	4.28	[9]
5/31/2023	9.83	.33	(.47)	(.14)	(.32)	—	(.32)	9.37	(1.41)	58		.32		.32		3.56
5/31/2022	11.17	.23	(1.34)	(1.11)	(.23)	—	(.23)	9.83	(10.12)	27		.42		.42		2.13
5/31/2021	11.52	.22	(.03)	.19	(.22)	(.32)	(.54)	11.17	1.47	20		.45		.43		1.89
5/31/2020	10.44	.29	1.20	1.49	(.29)	(.12)	(.41)	11.52	14.55	12		.48		.45		2.62
5/31/2019	10.00	.31	.44	.75	(.31)	—	(.31)	10.44	7.70	7		.60		.58		3.21

Refer to the end of the table for footnotes.

36	American Funds Corporate Bond Fund

Financial highlights (continued)

	Six months ended November 30,	Year ended May 31,
	2023[5,6,8]	2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[12]	71%	181%	118%	146%	232%	203%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Amount less than $.01.
[8]	Not annualized.
[9]	Annualized.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

American Funds Corporate Bond Fund	37

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (June 1, 2023, through November 30, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	American Funds Corporate Bond Fund

Expense example (continued)

	Beginning account value 6/1/2023	Ending account value 11/30/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,000.80	$3.76	.75%
Class A – assumed 5% return	1,000.00	1,021.31	3.80	.75
Class C – actual return	1,000.00	997.21	7.36	1.47
Class C – assumed 5% return	1,000.00	1,017.70	7.44	1.47
Class T – actual return	1,000.00	1,002.17	2.31	.46
Class T – assumed 5% return	1,000.00	1,022.76	2.33	.46
Class F-1 – actual return	1,000.00	1,000.91	3.66	.73
Class F-1 – assumed 5% return	1,000.00	1,021.41	3.70	.73
Class F-2 – actual return	1,000.00	1,002.34	2.21	.44
Class F-2 – assumed 5% return	1,000.00	1,022.86	2.23	.44
Class F-3 – actual return	1,000.00	1,002.92	1.61	.32
Class F-3 – assumed 5% return	1,000.00	1,023.46	1.62	.32
Class 529-A – actual return	1,000.00	1,000.78	3.81	.76
Class 529-A – assumed 5% return	1,000.00	1,021.26	3.85	.76
Class 529-C – actual return	1,000.00	996.99	7.56	1.51
Class 529-C – assumed 5% return	1,000.00	1,017.50	7.64	1.51
Class 529-E – actual return	1,000.00	999.85	4.71	.94
Class 529-E – assumed 5% return	1,000.00	1,020.36	4.76	.94
Class 529-T – actual return	1,000.00	1,001.85	2.66	.53
Class 529-T – assumed 5% return	1,000.00	1,022.41	2.69	.53
Class 529-F-1 – actual return	1,000.00	1,001.97	2.56	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,022.51	2.59	.51
Class 529-F-2 – actual return	1,000.00	1,002.32	2.21	.44
Class 529-F-2 – assumed 5% return	1,000.00	1,022.86	2.23	.44
Class 529-F-3 – actual return	1,000.00	1,002.65	1.86	.37
Class 529-F-3 – assumed 5% return	1,000.00	1,023.21	1.88	.37
Class R-1 – actual return	1,000.00	997.39	7.16	1.43
Class R-1 – assumed 5% return	1,000.00	1,017.90	7.23	1.43
Class R-2 – actual return	1,000.00	997.47	7.11	1.42
Class R-2 – assumed 5% return	1,000.00	1,017.95	7.18	1.42
Class R-2E – actual return	1,000.00	998.92	5.66	1.13
Class R-2E – assumed 5% return	1,000.00	1,019.40	5.72	1.13
Class R-3 – actual return	1,000.00	999.69	4.86	.97
Class R-3 – assumed 5% return	1,000.00	1,020.21	4.91	.97
Class R-4 – actual return	1,000.00	1,001.16	3.41	.68
Class R-4 – assumed 5% return	1,000.00	1,021.66	3.45	.68
Class R-5E – actual return	1,000.00	1,002.14	2.36	.47
Class R-5E – assumed 5% return	1,000.00	1,022.71	2.38	.47
Class R-5 – actual return	1,000.00	1,002.61	1.91	.38
Class R-5 – assumed 5% return	1,000.00	1,023.16	1.93	.38
Class R-6 – actual return	1,000.00	1,002.94	1.61	.32
Class R-6 – assumed 5% return	1,000.00	1,023.46	1.62	.32

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Corporate Bond Fund	39

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40	American Funds Corporate Bond Fund

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American Funds Corporate Bond Fund	41

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42	American Funds Corporate Bond Fund

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American Funds Corporate Bond Fund	43

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Funds Corporate Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Corporate Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Corporate Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By __/s/ Kristine M. Nishiyama_______________
Kristine M. Nishiyama, Principal Executive Officer

Date: January 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama______
Kristine M. Nishiyama, Principal Executive Officer

Date: January 31, 2024

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: January 31, 2024